Subsequent Events (Details Narrative) - USD ($)						1 Months Ended
	Apr. 01, 2024	Mar. 21, 2024	Feb. 29, 2024	Feb. 23, 2024	Jan. 01, 2024	Jan. 31, 2024	Sep. 30, 2024	May 16, 2024	Mar. 22, 2024	Jan. 16, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2022	Sep. 14, 2022	Sep. 12, 2022	Jul. 27, 2022	Feb. 28, 2022	Sep. 23, 2016	Mar. 29, 2016	Dec. 19, 2014
Subsequent Event [Line Items]
Net operating loss carry-forwards											$ 15,200,000	$ 12,800,000
Federal net operating loss carryforward											3,300,000
Stock Issued						$ 833
Convertible Promissory Note One [Member]
Subsequent Event [Line Items]
Accrued interest											55,321.92		$ 25,000	$ 50,000		$ 50,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Accrued interest															$ 100,000		$ 25,000
Three Promissory Notes [Member]
Subsequent Event [Line Items]
Accrued interest											102,996.71							$ 30,000	$ 30,000	$ 40,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Notes Payable			$ 175,000		$ 125,000
Principal		$ 50,000	50,000		50,000
Accrued interest			25,000						$ 25,404.88	$ 30,000
Stock Issued				$ 833
Accounts payable and accrued liabilities			25,404.88
Face amount	$ 1,750,000
Accrued interest	3,583						$ 125,646
Convertible note	$ 50,000
Maturity date	Mar. 31, 2025
Debt interest rate	10.00%
Shares issued with notes, shares	237,250
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Face amount								$ 99,181.74
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Other Notes Payable			225,000		$ 175,000
Subsequent Event [Member] | Convertible Promissory Note One [Member]
Subsequent Event [Line Items]
Accrued interest		254,713.44	$ 96,653.84						55,321.92
Due in un-reimbursed advances		$ 30,350
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Accrued interest									138,073.94
Subsequent Event [Member] | Three Promissory Notes [Member]
Subsequent Event [Line Items]
Accrued interest									$ 102,996.71
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Accrued interest	$ 25,000
Accrued interest	$ 2,971
Tax Year Two Zero Three Nine [Member]
Subsequent Event [Line Items]
Federal net operating loss carryforward											$ 9,500,000